Leases - Schedule of Costs Associated with Operating Lease Expenses (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease expense	$ 316
Short-term lease expense	25
Variable lease expense	27
Total lease expense	$ 368